Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2021
Regulated Operations [Abstract]
Components Of Regulatory Assets And Liabilities
Recognition of regulatory assets and liabilities and the periods over which they are to be recovered or refunded through rate regulation reflect the decisions of the PUCT. Components of our regulatory assets and liabilities and their remaining recovery periods as of December 31, 2021 are provided in the table below. Amounts not earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period at December 31, 2021	At December 31,
		2021	2020
Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$328	$672
Employee retirement costs being amortized	6 years	193	227
Employee retirement costs incurred since the last rate review period (b)	To be determined	99	67
Self-insurance reserve (primarily storm recovery costs) being amortized	6 years	223	266
Self-insurance reserve incurred since the last rate review period (primarily storm related) (b)	To be determined	373	256
Debt reacquisition costs	Lives of related debt	19	25
Under-recovered AMS costs	6 years	128	149
Energy efficiency performance bonus (a)	1 year or less	31	14
Wholesale distribution substation service	To be determined	75	55
Unrecovered expenses related to COVID-19	To be determined	35	27
Recoverable deferred income taxes—net	Various	16	9
Uncollectible payments from REPs (b)	To be determined	9	—
Other regulatory assets	Various	18	12

Total regulatory assets		1,547	1,779

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,348	1,262
Excess deferred taxes	Primarily over lives of related assets	1,442	1,508
Over-recovered wholesale transmission service expense (a)	1 year or less	7	52
Unamortized gain on reacquisition of debt	Lives of related debt	26	27
Employee retirement costs over-recovered since last rate review period (b)	To be determined	39	—
Other regulatory liabilities	Various	14	6

Total regulatory liabilities		2,876	2,855

Net regulatory assets (liabilities)		$(1,329)	$(1,076)

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery/refund is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.